Cover - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39237
Entity Registrant Name	ATLAS CORP.
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	23 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6HE
Entity Common Stock, Shares Outstanding	247,024,699
Preferred shares, outstanding (in shares)	20,118,833	33,335,570
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001794846
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	23 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6HE
Contact Personnel Name	Graham Talbot
City Area Code	+44
Local Phone Number	+44 20 7788 7819
Contact Personnel Fax Number	+ 44 843 320 5270
Common Shares
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value of $0.01 per share
Trading Symbol	ATCO
Security Exchange Name	NYSE
Series D
Document Information [Line Items]
Title of 12(b) Security	Series D Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PD
Security Exchange Name	NYSE
Preferred shares, outstanding (in shares)	5,093,728
Series H
Document Information [Line Items]
Title of 12(b) Security	Series H Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PH
Security Exchange Name	NYSE
Preferred shares, outstanding (in shares)	9,025,105
Series I
Document Information [Line Items]
Title of 12(b) Security	Series I Preferred Shares, par value of $0.01 per share
Trading Symbol	ATCO-PI
Security Exchange Name	NYSE
Preferred shares, outstanding (in shares)	6,000,000
Series J cumulative redeemable
Document Information [Line Items]
Preferred shares, outstanding (in shares)	12,000,000